Trade payables	12 Months Ended
Dec. 31, 2025
Trade Payables
Trade payables

17.	Trade payables

	12.31.2025	12.31.2024
Third parties in Brazil	5,097	3,657
Third parties abroad	2,290	2,409
Related parties	55	16
Total	7,442	6,082

As of December 31, 2025, the average payment term in Brazil is 31 days (the same as in 2024), while for foreign suppliers the average term is 37 days for imported products and 26 days for other goods and services (31 days for imported products and 25 days for other goods and services in 2024).

Forfaiting

The Company has a program to encourage the development of the oil and gas production chain called “Mais Valor” (More Value), operated by a partner company on a 100% digital platform.

By using this platform, the suppliers who want to anticipate their receivables may launch a reverse auction, in which the winner is the financial institution which offers the lowest discount rate. The financial institution becomes the creditor of invoices advanced by the supplier, and Petrobras pays the invoices on the same date and under the conditions originally agreed with the supplier.

Invoices are advanced in the “Mais Valor” program exclusively at the discretion of the suppliers and do not change the terms, prices and commercial conditions contracted by Petrobras with such suppliers, as well as it does not add financial charges to the Company, therefore, the classification is maintained as Trade payables in Statements of Cash Flows (Cash flows from operating activities).

As of December 31, 2025, the balance advanced by suppliers, within the scope of the program, is US$ 133 (US$ 134 as of December 31, 2024) and has a payment term from 7 to 93 days and a weighted average term of 55 days (payment term from 7 to 92 days and a weighted average term of 58 days in 2024), after the contracted commercial conditions have been met.